TAXATION (Schedule of Components of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets, current
Accrued expenses	$ 2,991	$ 3,165
Total deferred tax assets, current	2,991	3,165
Deferred tax assets, non-current
Net operating losses	7,109	7,349
Less: Valuation allowance	(5,539)	(5,621)
Total deferred tax assets, non-current, net	1,570	1,728
Deferred tax liabilities, non-current
Investment basis in the PRC entities	(95,199)	(68,342)
BaoAn Acquisition-Property	(15,827)	(16,425)
Deferred tax liabilities, non-current	$ (111,026)	$ (84,767)